Segment information	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Segment information
34. Segment information
Identification of reportable segments
The Company has identified its operating segments based on the internal reports that are reviewed and used by the chief executive officer and the executive management (the chief operating decision makers or "CODM") in assessing performance and in determining the allocation of resources.
The CODM consider the business from both a geographic and product perspective and assess the performance of the operating segments based on measures of profit and loss as well as assets and liabilities. These measures include earnings (loss) from mine operations, expenditures on exploration, property, plant and equipment and non-current assets, as well as total debt. As at December 31, 2024, Eldorado had five reportable segments based on the geographical location of mining and exploration and development activities.
Geographical segments
Geographically, the operating segments are identified by country and by operating mine. The Turkiye reporting segment includes the Kişladağ and the Efemçukuru mines and exploration activities in Turkiye. The Canada reporting segment includes Lamaque and exploration activities in Canada. The Greece reporting segment includes the Olympias mine, the Skouries and Perama Hill projects and exploration activities in Greece. The Greece segment also includes the Stratoni mine and mill, which transitioned to care and maintenance during 2022. The Romania reporting segment includes the Certej project and exploration activities in Romania, and is classified as a disposal group held for sale at December 31, 2024. Other reporting segment includes operations of Eldorado’s corporate offices.
Financial information about each of these operating segments is reported to the CODM on a monthly basis. The mines in each of the reporting segments share similar economic characteristics and have been aggregated accordingly.
34. Segment information (continued)

As at and for the year ended December 31, 2024	Turkiye	Canada	Greece	Romania*	Other	Total

Earnings and loss information
Revenue	$623,389	$473,037	$226,155	$—	$—	$1,322,581
Production costs	262,573	140,288	161,297	—	—	564,158
Depreciation and amortization	125,581	71,799	54,070	—	—	251,450
Earnings from mine operations	$235,235	$260,950	$10,788	$—	$—	$506,973

Other significant items of income and expense
Write-down of assets	$3,938	$1,857	$340	$—	$—	$6,135
Exploration and evaluation expenses	9,637	10,062	495	—	3,594	23,788
Mine standby costs	—	1,583	9,686	—	—	11,269
Income tax expense	44,224	82,300	7,626	—	608	134,758
Loss from discontinued operations, net of tax attributable to shareholders of the Company	—	—	—	(11,788)	—	(11,788)

Capital expenditure information
Additions to property, plant and equipment during the year (**)	$141,444	$104,616	$362,457	$—	$11,748	$620,265
Capitalized interest	—	—	33,839	—	—	33,839

Information about assets and liabilities
Property, plant and equipment	$839,030	$754,566	$2,511,051	$—	$14,135	$4,118,782
Goodwill	—	92,591	—	—	—	92,591
	$839,030	$847,157	$2,511,051	$—	$14,135	$4,211,373

Debt	$—	$—	$424,422	$—	$491,003	$915,425

* Discontinued Operations (Note 6).
** Presented on an accrual basis; excludes asset retirement adjustments. Excludes capital expenditure from discontinued operations.
34. Segment information (continued)

As at and for the year ended December 31, 2023	Turkiye	Canada	Greece	Romania*	Other	Total

Earnings and loss information
Revenue	$475,349	$346,315	$186,837	$—	$—	$1,008,501
Production costs	202,927	119,485	156,535	—	—	478,947
Depreciation and amortization	121,640	78,861	60,586	—	—	261,087
Earnings (loss) from mine operations	$150,782	$147,969	$(30,284)	$—	$—	$268,467

Other significant items of income and expense
Write-down of assets	$1,768	$—	$7,951	$—	$—	$9,719
Exploration and evaluation expenses	8,625	11,076	705	—	2,016	22,422
Mine standby costs	—	3,117	12,989	—	—	16,106
Income tax expense (recovery)	42,471	34,181	(15,387)	—	(3,690)	57,575
Loss from discontinued operations, net of tax attributable to shareholders of the Company	—	—	—	(1,553)	—	(1,553)

Capital expenditure information
Additions to property, plant and equipment during the year (**)	$120,113	$96,918	$180,881	$—	$13,251	$411,163
Capitalized interest	—	—	17,087	—	—	17,087

Information about assets and liabilities
Property, plant and equipment	$831,756	$729,685	$2,179,782	$—	$14,336	$3,755,559
Goodwill	—	92,591	—	—	—	92,591
	$831,756	$822,276	$2,179,782	$—	$14,336	$3,848,150

Debt	$—	$—	$143,368	$—	$492,691	$636,059

* Discontinued Operations (Note 6).
** Presented on an accrual basis; excludes asset retirement adjustments. Excludes capital expenditure from discontinued operations.

The Turkiye segment derives its revenues from sales of gold and silver. The Greece segment derives its revenue from sales of gold, zinc and lead-silver concentrates. The Canadian segment derives its revenue from sales of gold and silver. For the year ended December 31, 2024, revenue from one customer of the Company’s Turkiye segment represents approximately $419.6 million (2023 – $301.7 million) of the Company’s total revenue. For the Company's Canadian segment, one customer accounted for revenue of $468.2 million (2023 – $338.2 million) of the Company’s total revenue.